INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

19.                     INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Lentuo Hong Kong is subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising in Hong Kong. For the years ended December 31, 2011, 2012 and 2013, Lentuo Hong Kong had no provision for income taxes, as it had no assessable profits during these years.

PRC

Pursuant to the PRC Corporate Income Tax Law and relevant regulations (the "CIT Law"), the Company's subsidiaries, VIEs and subsidiaries of VIEs located in the PRC were generally subject to enterprise income taxes ("CIT") at a statutory rate of 25%.  The Group has minimal operations in jurisdictions outside the PRC.

Under the CIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Moreover, the CIT Law treats enterprises established outside the PRC with "effective management and control" located in China as PRC resident enterprises for tax purposes. The term "effective management and control" is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on its worldwide income commencing on January 1, 2008. As of December 31, 2013, the Company has not accrued for PRC tax on this basis as the Group's non-PRC entities had zero assessable profits for the years after January 1, 2008. The Company will continue to monitor its tax status with regard to the PRC tax resident enterprise regulation.

Income (loss) before income taxes consists of:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

PRC	107,299	(3,150)	68,669	11,344
Non-PRC	(6,906)	(2,870)	(4,526)	(748)

	100,393	(6,020)	64,143	10,596

Income tax expenses consist of the following:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Current income tax expenses	38,970	25,828	32,872	5,430
Deferred income tax (benefits) expenses	(5,679)	(13,629)	3,619	598

	33,291	12,199	36,491	6,028

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Income (loss) before income tax expense	100,393	(6,020)	64,143	10,596
Income tax computed at PRC statutory tax rate	25,098	(1,505)	16,036	2,649
Non-deductible expenses	5,697	4,906	3,078	509
International tax rate difference	974	667	1,025	169
Changes in the valuation allowance	1,522	8,131	16,352	2,701

	33,291	12,199	36,491	6,028

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	3,556	3,996	660
Unpaid staff costs	3,644	5,685	939
Less: valuation allowance	(444)	(1,858)	(307)
Total current deferred tax assets	6,756	7,823	1,292
Non-current
Property and equipment	788	860	142
Net operating loss carry forwards	22,542	31,345	5,178
Less: valuation allowance	(13,706)	(28,644)	(4,732)
Total non-current deferred tax assets	9,624	3,561	588
Total deferred tax assets	16,380	11,384	1,880

Deferred tax liabilities:
Non-current
Intangible assets	26,515	25,308	4,181
Land use rights	2,552	2,468	408
Property and equipment	2,703	2,617	432
Total deferred tax liabilities	31,770	30,393	5,021

Net deferred tax assets (liabilities)	(15,390)	(19,009)	(3,141)

As of December 31, 2012 and 2013, the Group's total deferred tax assets before valuation allowances were RMB30,530 and RMB41,886 (US$6,919), respectively. As of December 31, 2012 and 2013, the Group recorded valuation allowances of RMB14,150 and RMB30,502 (US$5,039), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2013, the Group has net tax operating tax losses carried forward from its PRC subsidiaries, VIEs and subsidiaries of VIEs of approximately RMB127,118 (US$20,998), which will expire between 2014 and 2018.

As of December 31, 2013, deferred tax liabilities have not been provided on RMB363,287 (US$60,011) of undistributed earnings of the Company's foreign subsidiaries, VIEs and subsidiaries of VIEs which are located in the PRC, respectively, as the Company intends to indefinitely reinvest such earnings into its subsidiaries, VIEs and subsidiaries of VIEs located in the PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2012 and 2013, the Group recorded unrecognized tax benefits of RMB4,963 and RMB4,963 (US$820), respectively. The unrecognized tax benefits are related to uncertain tax positions claimed in the VIEs' years 2007, 2008 and 2009 PRC tax returns, specifically with regard to understated revenues associated with invoicing for new automobile sales and overstated costs of goods sold associated with the receipt of automobiles manufacturers' purchase rebates. No additional unrecognized tax benefit was recorded during the years ended December 31, 2011, 2012 and 2013.  It is possible that the amount of uncertain tax positions will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities; however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized, will impact the effective tax rate.

For the years ended December 31, 2011, 2012 and 2013, the Group recorded interest expense related to its uncertain tax position of RMB906 (US$150) in each of the respective years. For the years ended December 31, 2011, 2012 and 2013, no penalty was recorded. As of December 31, 2013, the tax years from 2007 through 2013 for the Group's PRC subsidiaries and VIEs remain open for statutory examination by the PRC tax authorities.